Related Party Transactions - Founder Shares (Details)					9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 08, 2021 $ / shares shares	Nov. 04, 2021 shares	Mar. 25, 2021 director shares	Mar. 01, 2021 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 $ / shares shares
Related Party Transactions
Aggregate purchase price | $						$ 25,000
Class B common stock
Related Party Transactions
Common stock, shares outstanding					8,625,000	8,625,000	8,625,000
Restrictions on transfer period of time after business combination completion					1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00		$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days		150 days
Founder Shares | Sponsor
Related Party Transactions
Member of the board of directors | director			3
Founder Shares | Sponsor | Class B common stock
Related Party Transactions
Aggregate purchase price | $				$ 25,000
Number of shares issued				7,187,500
Number of shares transferred (in shares)			75,000
Aggregate number of shares owned			25,000	28,750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%	20.00%
Share dividend	1,437,500	1,437,500
Common stock, shares outstanding		8,625,000
Number of units sold	34,500,000	34,500,000
Percentage of outstanding shares	20.00%	20.00%
Restrictions on transfer period of time after business combination completion	1 year			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00			$ 12.00
Threshold Trading Days Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination	20 days			20 days
Threshold Consecutive Trading Days Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination	30 days			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days			150 days